Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Feb. 28, 2019	Jun. 30, 2018
Document And Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	Civb
Entity Registrant Name	CIVISTA BANCSHARES, INC.
Entity Central Index Key	0000944745
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		15,603,499
Entity Public Float			$ 249,688,191